Intangible Assets, net (Details 1) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, net
2026	$ 247,931	$ 247,931
2027	247,931	247,931
2028	247,931	247,931
2029	247,931	247,931
Thereafter	2,459,836	2,459,836
Intangible assets, net	3,637,508	3,699,491	$ 3,948,106
2025 (remaining nine months)	$ 185,948	$ 247,931